Document and Entity Information	Feb. 05, 2025
Cover [Abstract]
Entity Registrant Name	Performance Food Group Company
Amendment Flag	false
Entity Central Index Key	0001618673
Document Type	8-K
Document Period End Date	Feb. 05, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-37578
Entity Tax Identification Number	43-1983182
Entity Address, Address Line One	12500 West Creek Parkway
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23238
City Area Code	804
Local Phone Number	484-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	PFGC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false